Changes in Liabilities from Financing Activities (Details) - Schedule of changes in liabilities from financing activities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings [Member]
Changes in Liabilities from Financing Activities (Details) - Schedule of changes in liabilities from financing activities [Line Items]
Balance at beginning	$ 22,968,092	$ 17,785,057	$ 13,436,684
Changes in cash flow from financing activities	(7,596,588)	4,672,902	3,508,961
Changes in other non-cash items
Impact of changes in foreign exchange rate	(1,878,569)	510,133	839,412
Balance at ending	13,492,935	22,968,092	17,785,057
Long-term borrowings [Member]
Changes in Liabilities from Financing Activities (Details) - Schedule of changes in liabilities from financing activities [Line Items]
Balance at beginning	12,829,264	11,321,966	10,475,782
Changes in cash flow from financing activities	(1,451,496)	1,213,207	283,787
Changes in other non-cash items
Impact of changes in foreign exchange rate	(1,017,084)	294,091	562,397
Balance at ending	10,360,684	12,829,264	11,321,966
Lease Liabilities [Member]
Changes in Liabilities from Financing Activities (Details) - Schedule of changes in liabilities from financing activities [Line Items]
Balance at beginning	124,175	34,685	59,878
Changes in cash flow from financing activities	(90,549)	(33,864)	(29,716)
Changes in other non-cash items	(7,277)	122,508	2,486
Impact of changes in foreign exchange rate	(9,368)	846	2,037
Balance at ending	16,981	124,175	34,685
Liabilities from financing activities-gross [Member]
Changes in Liabilities from Financing Activities (Details) - Schedule of changes in liabilities from financing activities [Line Items]
Balance at beginning	35,921,531	29,141,708	23,972,344
Changes in cash flow from financing activities	(9,138,633)	5,852,245	3,763,032
Changes in other non-cash items	(7,277)	122,508	2,486
Impact of changes in foreign exchange rate	(2,905,021)	805,070	1,403,846
Balance at ending	$ 23,870,600	$ 35,921,531	$ 29,141,708